Label	Element	Value
Horizon Kinetics SPAC Active ETF | AI Infrastructure Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.50%
Horizon Kinetics SPAC Active ETF | Axiom Intelligence Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.80%
Horizon Kinetics SPAC Active ETF | Aldel Financial II, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.50%
Horizon Kinetics SPAC Active ETF | Oaktree Acquisition Corp. III Life Sciences [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.40%
Horizon Kinetics SPAC Active ETF | Daedalus Special Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.30%
Horizon Kinetics SPAC Active ETF | OTG Acquisition Corp. I [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.20%
Horizon Kinetics SPAC Active ETF | Legato Merger Corp. III [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.00%
Horizon Kinetics SPAC Active ETF | Jackson Acquisition Co. II [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.00%
Horizon Kinetics SPAC Active ETF | Roman DBDR Acquisition Corp. II [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.00%
Horizon Kinetics SPAC Active ETF | Apex Treasury Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.80%
Horizon Kinetics SPAC Active ETF | Diversified [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	97.60%
Horizon Kinetics SPAC Active ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.40%